CERTAIN TRANSACTIONS (Details 6)	0 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 14, 2011 USD ($)	Dec. 31, 2013 Ctg Weld [Member] EUR (€)	Dec. 31, 2012 Ctg Weld [Member] EUR (€)	Sep. 02, 2011 CoCrystal [ Member]	Sep. 14, 2012 Animal Health Business [Member] USD ($)
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation In Process Research And Development				$ 1,296,000,000
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Existing Product Rights				2,555,000,000
Related Party Transaction Expenses From Transactions With Related Party	431,442	412,000	305,000		800,000	1,300,000
Date Of Investment Agreement							In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc. (now merged with Biozone Pharmaceuticals, Inc.), a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. Under the agreement, Teva will fund the company’s R&D under the Research Agreement by investing into the company up to two tranches of $7.5 million each per target (the latter one being discretionary). The first tranche was invested by Teva in 2011. Dr. Phillip Frost, Chairman of the Board of Directors of Teva, and Prof. Roger Kornberg, a member of Teva's Board of Directors until August 2013, are both direct and indirect shareholders in and members of the board of directors of Biozone Pharmaceuticals. Prof. Kornberg is also Chief Scientific Officer of Biozone Pharmaceuticals.
Divestiture Group Maximum Selling Price								145,000,000
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable								60,000,000
Remaining Noncash Or Part Noncash Divestiture Amount Of Consideration Receivabl								$ 85,000,000